TWO ROADS SHARED TRUST

Fortunatus Protactical New Opportunity Fund

Incorporated herein by reference is the definitive version of the prospectus for the Fortunatus Protactical New Opportunity Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 26, 2014 (SEC Accession No. 0000910472-14-005405).